16 Borrowings (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	R$ 28,242,052	R$ 24,160,720
2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent		1,748,531
2021 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	380,324	3,933,857
2022 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	1,549,976	2,256,444
2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	1,416,730	2,355,549
2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	4,418,409	3,336,032
2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	369,725	234,270
2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	350,320	234,296
2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	297,382	205,157
2028 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	5,314,976	5,028,265
2029 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	71,326
2030 and Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, noncurrent	R$ 14,072,884	R$ 4,828,319